Decommissioning and Other Provisions - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Discount rate applied to provision	3.00%	4.00%
Remeasurements and other movements	$ 316,000,000	$ (1,731,000,000)
Decommissioning and restoration
Disclosure of other provisions [line items]
Remeasurements and other movements	1,696,000,000	(1,065,000,000)
Decommissioning and restoration | Between 1 and 5 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized	2,869,000,000
Decommissioning and restoration | Between 6 and 10 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized	2,432,000,000
Discount rate | Decommissioning and restoration
Disclosure of other provisions [line items]
Remeasurements and other movements	2,241,000,000	0
Cost estimates | Decommissioning and restoration
Disclosure of other provisions [line items]
Remeasurements and other movements	$ 545,000,000	$ 982,000,000